ASSETS AND LIABILITIES IN FORREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2024
ASSETS AND LIABILITIES IN FORREIGN CURRENCY [Abstract]
Balances of Assets and Liabilities in Foreign Currency
Balances in foreign currencies as of December 31, 2024 and 2023 are detailed below:

	2024					2023
	Foreign currency				Amount	Foreign currency		Amount
	and amount		Exchange rate		in local	and amount		in local
	(in thousands)				currency	(in thousands)		currency
CURRENT ASSETS

Cash and cash equivalents	US$	40,373	1,029.00	(1)	41,543,946	US$	5,607	9,834,064

Financial assets at amortized cost	US$	263,955	1,029.00	(1)	271,609,495	US$	130,867	229,365,109

Financial assets at fair value through profit or loss (3)	US$	319,182	1,029.00	(1)	328,438,576	US$	226,454	397,194,746

Trade receivables	US$	82,426	1,029.00	(1)	84,816,354	US$	51,045	89,531,762

Total current assets	US$	705,936			726,408,371	US$	413,973	725,925,681

NON CURRENT ASSETS

Financial assets at amortized cost	US$	-	1,029.00	(1)	-	US$	133,082	233,423,075

Total non current assets	US$	-			-	US$	133,082	233,423,075

TOTAL ASSETS	US$	705,936			726,408,371	US$	547,055	959,348,756

CURRENT LIABILITIES

Trade payables	US$	37,510	1,032.00	(2)	38,710,320	US$	39,092	68,821,858
	Euros	794	1,074.31	(2)	853,002	Euros	1,306	2,544,548

Loans	US$	75,965	1,032.00	(2)	78,396,382	US$	74,847	131,768,566
	Euros	-	1,074.31	(2)	-	Euros	64	124,746

Total current liabilities	US$	113,475			117,106,702	US$	113,939	200,590,424
	Euros	794			853,002	Euros	1,370	2,669,294

NON CURRENT LIABILITIES

Loans	US$	486,156	1,032.00	(2)	501,713,249	US$	508,481	895,185,496

Total non current liabilities	US$	486,156			501,713,249	US$	508,481	895,185,496

TOTAL LIABILITIES	US$	599,631			618,819,951	US$	622,420	1,095,775,920
	Euros	794			853,002	Euros	1,370	2,669,294

(1)	Buy exchange rate at the end of fiscal year
(2)	Sell exchange rate at the end of fiscal year
(3)	Includes public and private debt bonds Dólar Linked for Ps. 187,163,063.